Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
IFRS Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-13464
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	General Hornos 690
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1272ACK
Entity Address, Country	AR
Entity Central Index Key	0000932470
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Accounting Standard	International Financial Reporting Standards
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Firm ID	1349
Auditor Location	Argentina
Business Contact [Member]
IFRS Statement [Line Items]
Entity Address, Address Line One	General Hornos 690
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1272ACK
Entity Address, Country	AR
City Area Code	54-11
Local Phone Number	4968-4019
Contact Personnel Email Address	GBlasi@teco.com.ar
Contact Personnel Name	Gabriel Blasi
Class "A"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	683,856,600
Class "B"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	628,058,019
Class "C"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	106,734
Class "D"
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	841,666,658
American Depositary Shares [Member]
IFRS Statement [Line Items]
Title of 12(b) Security	American Depositary Shares,representing Class B Ordinary Shares
Trading Symbol	TEO
Security Exchange Name	NYSE
Common Class B [Member]
IFRS Statement [Line Items]
Title of 12(b) Security	Class B Ordinary Shares,nominal value P$1.00 per share
Trading Symbol	TECO2
Security Exchange Name	NYSE